Investments	12 Months Ended
Mar. 31, 2015
Investments

3. Investments

Available-for-sale and held-to-maturity securities

The amortized cost, gross unrealized gains and losses, and fair value of available-for-sale and held-to-maturity securities at March 31, 2014 and 2015 are as follows:

	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
	(in millions of yen)
2014
Available-for-sale securities:
Debt securities:
Japanese government bonds	22,039,640	20,063	3,727	22,055,976
Japanese local government bonds	241,985	2,783	106	244,662
U.S. Treasury bonds and federal agency securities	158,344	434	4,297	154,481
Other foreign government bonds	719,281	2,356	455	721,182
Agency mortgage-backed securities (1)	955,291	13,288	7,705	960,874
Residential mortgage-backed securities	318,955	14,757	1,707	332,005
Commercial mortgage-backed securities	159,289	3,032	1,417	160,904
Japanese corporate bonds and other debt securities (2)	2,015,045	16,316	3,284	2,028,077
Foreign corporate bonds and other debt securities (3)	559,947	10,755	2,193	568,509
Equity securities (marketable)	1,667,669	1,761,025	6,603	3,422,091

Total	28,835,446	1,844,809	31,494	30,648,761

Held-to-maturity securities:
Debt securities:
Japanese government bonds	4,040,083	17,954	220	4,057,817

Total	4,040,083	17,954	220	4,057,817

	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
	(in millions of yen)
2015
Available-for-sale securities:
Debt securities:
Japanese government bonds	17,391,144	25,110	2,587	17,413,667
Japanese local government bonds	234,421	4,183	16	238,588
U.S. Treasury bonds and federal agency securities	116,408	1,259	454	117,213
Other foreign government bonds	961,684	4,437	237	965,884
Agency mortgage-backed securities (1)	806,877	17,280	2,427	821,730
Residential mortgage-backed securities	260,456	4,426	1,408	263,474
Commercial mortgage-backed securities	169,342	889	961	169,270
Japanese corporate bonds and other debt securities (2)	1,930,054	13,366	1,496	1,941,924
Foreign corporate bonds and other debt securities (3)	730,910	12,026	1,133	741,803
Equity securities (marketable)	1,697,628	2,700,714	1,185	4,397,157

Total	24,298,924	2,783,690	11,904	27,070,710

Held-to-maturity securities:
Debt securities:
Japanese government bonds	4,360,126	29,001	173	4,388,954
Agency mortgage-backed securities (4)	1,287,215	2,259	621	1,288,853

Total	5,647,341	31,260	794	5,677,807

Notes	:
(1)	Agency mortgage-backed securities presented in the above table consist of U.S. agency securities and Japanese agency securities, of which the fair values were ¥105,553 million and ¥855,321 million, respectively, at March 31, 2014, and ¥87,327 million and ¥734,403 million, respectively, at March 31, 2015. U.S. agency securities primarily consist of Government National Mortgage Association (“Ginnie Mae”) securities, which are guaranteed by the United States government. All Japanese agency securities are mortgage-backed securities issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise.
(2)	Other debt securities presented in the above table primarily consist of certificates of deposit (“CDs”) and asset-backed securities (“ABS”), of which the total fair values were ¥214,488 million at March 31, 2014, and ¥165,602 million at March 31, 2015.
(3)	Other debt securities presented in the above table primarily consist of CDs, ABS, and collateral loan obligations (“CLO”), of which the total fair values were ¥178,055 million at March 31, 2014, and ¥142,543 million at March 31, 2015.
(4)	All Agency mortgage-backed securities presented in the above table at March 31, 2015 are Ginnie Mae securities.

Contractual maturities

The amortized cost and fair value of available-for-sale and held-to-maturity debt securities at March 31, 2015 by contractual maturity are shown in the table below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties. Securities not due at a single maturity date and securities embedded with call or prepayment options, such as mortgage-backed securities, are included in the table below based on their contractual maturities.

Amortized cost	Due in one year or less	Due after one year through five years	Due after five years through ten years	Due after ten years	Total
	(in millions of yen)
Available-for-sale securities:
Debt securities:
Japanese government bonds	3,620,827	12,346,989	1,423,328	—	17,391,144
Japanese local government bonds	36,287	104,530	92,871	733	234,421
U.S. Treasury bonds and federal agency securities	4,821	12,058	61,175	38,354	116,408
Other foreign government bonds	724,143	221,884	14,483	1,174	961,684
Agency mortgage-backed securities	—	—	—	806,877	806,877
Residential mortgage-backed securities	—	—	—	260,456	260,456
Commercial mortgage-backed securities	10,278	151,589	7,475	—	169,342
Japanese corporate bonds and other debt securities	398,879	1,138,152	305,938	87,085	1,930,054
Foreign corporate bonds and other debt securities	279,101	372,138	77,863	1,808	730,910

Total	5,074,336	14,347,340	1,983,133	1,196,487	22,601,296

Held-to-maturity securities:
Debt securities:
Japanese government bonds	600,031	3,280,267	479,828	—	4,360,126
Agency mortgage-backed securities	—	—	—	1,287,215	1,287,215

Total	600,031	3,280,267	479,828	1,287,215	5,647,341

Fair value	Due in one year or less	Due after one year through five years	Due after five years through ten years	Due after ten years	Total
	(in millions of yen)
Available-for-sale securities:
Debt securities:
Japanese government bonds	3,621,356	12,354,364	1,437,947	—	17,413,667
Japanese local government bonds	36,320	105,339	96,074	855	238,588
U.S. Treasury bonds and federal agency securities	4,821	12,069	61,529	38,794	117,213
Other foreign government bonds	725,188	224,248	15,332	1,116	965,884
Agency mortgage-backed securities	—	—	—	821,730	821,730
Residential mortgage-backed securities	—	—	—	263,474	263,474
Commercial mortgage-backed securities	10,544	151,185	7,541	—	169,270
Japanese corporate bonds and other debt securities	399,216	1,142,602	309,333	90,773	1,941,924
Foreign corporate bonds and other debt securities	279,934	379,193	80,837	1,839	741,803

Total	5,077,379	14,369,000	2,008,593	1,218,581	22,673,553

Held-to-maturity securities:
Debt securities:
Japanese government bonds	601,618	3,292,875	494,461	—	4,388,954
Agency mortgage-backed securities	—	—	—	1,288,853	1,288,853

Total	601,618	3,292,875	494,461	1,288,853	5,677,807

Other-than-temporary impairment

The MHFG Group performs periodic reviews to identify impaired securities in accordance with ASC 320, “Investments—Debt and Equity Securities” (“ASC 320”). For debt securities, in the cases where the MHFG Group has the intent to sell a debt security or more likely than not will be required to sell a debt security before the recovery of its amortized cost basis, the full amount of an other-than-temporary impairment loss is recognized immediately through earnings. In other cases, the MHFG Group evaluates expected cash flows to be received and determines if a credit loss exists, and if so, the amount of an other-than-temporary impairment related to the credit loss is recognized in earnings, while the remaining decline in fair value is recognized in other comprehensive income, net of applicable taxes. For equity securities, impairment is evaluated considering the length of time and extent to which the fair value has been below cost, the financial condition and near-term prospects of the issuer, as well as the MHFG Group’s ability and intent to hold these investments for a reasonable period of time sufficient for a forecasted recovery of fair value. If an equity security is deemed other-than-temporarily impaired, it shall be written down to fair value, with the full decline recognized in earnings.

The following table shows the other-than-temporary impairment on available-for-sale securities for the fiscal years ended March 31, 2013, 2014 and 2015. No impairment losses were recognized on held-to-maturity securities for the periods.

	2013	2014	2015
	(in millions of yen)
Available-for-sale securities:
Debt securities	4,085	1,151	450
Equity securities	72,308	4,193	618

Total	76,393	5,344	1,068

For the fiscal year ended March 31, 2015, the other-than-temporary impairment losses for debt securities were mainly attributable to the decline in the fair value of commercial mortgage-backed securities (“CMBS”) that the MHFG Group had the intent to sell. In accordance with ASC 320-10-35-33A and ASC 320-10-35-34B, the other-than-temporary impairment of these securities was recognized in earnings. There has never been any instance related to credit losses recognized in earnings on debt securities where a portion of an other-than-temporary impairment was recognized in other comprehensive income.

The other-than-temporary impairment losses for equity securities were mainly attributable to the decline in the fair value of certain investment funds.

Continuous unrealized loss position

The following table shows the gross unrealized losses and fair value of available-for-sale and held-to-maturity securities, aggregated by the length of time that individual securities have been in a continuous unrealized loss position, at March 31, 2014 and 2015:

	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
	(in millions of yen)
2014
Available-for-sale securities:
Debt securities:
Japanese government bonds	10,526,182	2,871	880,520	856	11,406,702	3,727
Japanese local government bonds	48,471	90	12,730	16	61,201	106
U.S. Treasury bonds and federal agency securities	66,865	2,865	38,432	1,432	105,297	4,297
Other foreign government bonds	203,026	275	7,654	180	210,680	455
Agency mortgage-backed securities (1)	102,904	2,348	76,369	5,357	179,273	7,705
Residential mortgage-backed securities	9,771	137	78,938	1,570	88,709	1,707
Commercial mortgage-backed securities	11,133	117	43,170	1,300	54,303	1,417
Japanese corporate bonds and other debt securities	130,020	359	60,230	2,925	190,250	3,284
Foreign corporate bonds and other debt securities	122,563	1,846	33,960	347	156,523	2,193
Equity securities (marketable)	132,590	6,603	10	—	132,600	6,603

Total	11,353,525	17,511	1,232,013	13,983	12,585,538	31,494

Held-to-maturity securities:
Debt securities:
Japanese government bonds	9,962	40	199,670	180	209,632	220

Total	9,962	40	199,670	180	209,632	220

2015
Available-for-sale securities:
Debt securities:
Japanese government bonds	5,646,840	1,739	211,512	848	5,858,352	2,587
Japanese local government bonds	3,579	8	11,944	8	15,523	16
U.S. Treasury bonds and federal agency securities	45,858	454	—	—	45,858	454
Other foreign government bonds	127,535	204	10,421	33	137,956	237
Agency mortgage-backed securities (1)	7,968	47	86,973	2,380	94,941	2,427
Residential mortgage-backed securities	—	—	51,897	1,408	51,897	1,408
Commercial mortgage-backed securities	23,468	394	19,238	567	42,706	961
Japanese corporate bonds and other debt securities	270,877	478	54,615	1,018	325,492	1,496
Foreign corporate bonds and other debt securities	11,496	29	60,491	1,104	71,987	1,133
Equity securities (marketable)	11,325	1,156	150	29	11,475	1,185

Total	6,148,946	4,509	507,241	7,395	6,656,187	11,904

Held-to-maturity securities:
Debt securities:
Japanese government bonds	99,738	173	—	—	99,738	173
Agency mortgage-backed securities (2)	355,560	621	—	—	355,560	621

Total	455,298	794	—	—	455,298	794

Notes	:
(1)	Agency mortgage-backed securities presented in the above table consist of U.S. agency securities and Japanese agency securities, of which the fair values were ¥105,208 million and ¥74,065 million, respectively, at March 31, 2014, and ¥86,973 million and ¥7,968 million, respectively, at March 31, 2015. U.S. agency securities primarily consist of Ginnie Mae securities, which are guaranteed by the United States government. All Japanese agency securities are mortgage-backed securities issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise.
(2)	All Agency mortgage-backed securities presented in the above table at March 31, 2015 are Ginnie Mae securities.

At March 31, 2015, the MHFG Group did not intend to sell the debt securities in an unrealized loss position and it was not more likely than not that the MHFG Group would be required to sell them before the recovery of their amortized cost bases. For Japanese government bonds, U.S. Treasury bonds and federal agency securities and Agency mortgage-backed securities, their entire amortized cost bases were expected to be collected since the unrealized losses had not resulted from credit deterioration, but primarily from changes in interest rates. For the debt securities other than those described above, including CMBS with similar credit risks as the other-than-temporarily impaired securities, the MHFG Group determined that it was expected to recover their entire amortized cost bases, after considering various factors such as the extent to which their fair values were below their amortized cost bases, the external and/or internal ratings and the present values of cash flows expected to be collected. Based on the evaluation above, the MHFG Group determined that the debt securities in an unrealized loss position were not considered other-than-temporarily impaired.

The equity securities in an unrealized loss position were determined not to be other-than-temporarily impaired based on the evaluation of the following factors: (1) the severity and duration of the impairments, (2) the financial condition and near-term prospects of the issuers, and (3) the MHFG Group’s ability and intent to hold these investments for a reasonable period of time sufficient for a forecasted recovery of fair value.

Realized gains and losses

The following table shows the realized gains and losses on sales of available-for-sale securities for the fiscal years ended March 31, 2013, 2014 and 2015. See “Consolidated Statements of Cash Flows for the fiscal years ended March 31, 2013, 2014 and 2015” for the proceeds from sales of investments, the vast majority of which consists of the proceeds from sales of available-for-sale securities.

	2013	2014	2015
	(in millions of yen)
Gross realized gains	193,298	231,955	220,250
Gross realized losses	(21,422)	(29,387)	(14,670)

Net realized gains (losses) on sales of available-for-sale securities	171,876	202,568	205,580

Other investments

The following table summarizes the composition of Other investments at March 31, 2014 and 2015:

	2014	2015
	(in millions of yen)
Equity method investments	196,015	194,188
Investments held by consolidated investment companies	70,599	53,061
Other equity interests	526,075	450,438

Total	792,689	697,687

Equity method investments

Investments in investees over which the MHFG Group has the ability to exert significant influence are accounted for using the equity method of accounting. Such investments included marketable equity securities with carrying values of ¥78,458 million and ¥84,183 million, at March 31, 2014 and 2015, respectively. The aggregate market values of these marketable equity securities were ¥96,471 million and ¥121,198 million, respectively.

The MHFG Group’s proportionate share of the total outstanding common shares in Orient Corporation (“Orico”) as of March 31, 2015 was 21.5% and the MHFG Group and a certain third party still hold convertible preferred shares of Orico, and if fully converted, the MHFG Group’s proportionate share of the total outstanding common shares in Orico would increase to 58.0%.

Investments held by consolidated investment companies

The MHFG Group consolidates certain investment companies over which it has control through either ownership or other means. Investment companies are subject to specialized industry accounting which requires investments to be carried at fair value, with changes in fair value recorded in earnings. The MHFG Group maintains this specialized industry accounting for investments held by consolidated investment companies, which consist of marketable and non-marketable investments.

Other equity interests

Other equity interests consist primarily of non-marketable equity securities outside the scope of ASC 320, of which the fair values are not readily determinable. The MHFG Group has neither significant influence nor control over the investees. Each of these securities is stated at acquisition cost, with an other-than-temporary impairment, if any, included in earnings. The MHFG Group monitors the status of each investee, including its credit rating, to determine whether impairment losses should be recognized.